Rio Tinto financial information by business unit	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Information By Business Unit [Abstract]
Rio Tinto financial information by business unit

Rio Tinto financial information
by business unit

		Gross revenue (a)			EBITDA (b)			Net earnings (c)
		for the year ended 31 December			for the year ended 31 December			for the year ended 31 December
	Rio Tinto
	interest	2018	2017	2016	2018	2017	2016	2018	2017	2016
	%	US$m	US$m	US$m	US$m	US$m	US$m	US$m	US$m	US$m
Iron Ore
Pilbara	(d)	18,359	18,143	14,530	11,267	11,383	8,558	6,460	6,576	4,662
Evaluation projects/other		126	108	75	58	137	(32)	54	116	(51)
Total Iron Ore		18,485	18,251	14,605	11,325	11,520	8,526	6,514	6,692	4,611

Aluminium	(e)
Bauxite		2,324	2,019	1,913	790	804	848	412	463	493
Alumina		3,340	2,661	2,118	1,137	454	27	634	180	(121)
Intrasegment		(861)	(790)	(786)	(7)	(25)	-	(5)	(17)	-
Bauxite & Alumina		4,803	3,890	3,245	1,920	1,233	875	1,041	626	372
Primary Metal		6,468	5,808	4,913	1,418	1,762	1,258	595	778	402
Pacific Aluminium		2,541	2,305	1,971	148	453	264	-	176	62
Inter-segment and other		(3,226)	(2,321)	(1,822)	(88)	(19)	(50)	(67)	(12)	(13)
Integrated operations		10,586	9,682	8,307	3,398	3,429	2,347	1,569	1,568	823
Other product group items		1,479	1,214	1,075	(440)	(132)	(42)	(344)	(100)	(30)
Product group operations		12,065	10,896	9,382	2,958	3,297	2,305	1,225	1,468	793
Evaluation projects/other		126	109	76	137	126	167	122	115	154
Total Aluminium		12,191	11,005	9,458	3,095	3,423	2,472	1,347	1,583	947

Copper & Diamonds
Rio Tinto Kennecott	100.0	1,862	1,352	1,243	785	539	126	293	78	(228)
Escondida	30.0	2,274	1,811	1,465	1,301	1,030	793	506	325	270
Grasberg joint venture	(g)	457	33	-	281	(3)	(17)	217	(169)	(64)
Oyu Tolgoi and Turquoise Hill	(h)	1,180	940	1,203	375	256	436	69	36	52
Diamonds	(i)	695	706	613	301	287	239	118	92	47
Product group operations		6,468	4,842	4,524	3,043	2,109	1,577	1,203	362	77
Evaluation projects/other		-	-	-	(267)	(205)	(190)	(149)	(99)	(95)
Total Copper & Diamonds		6,468	4,842	4,524	2,776	1,904	1,387	1,054	263	(18)

Energy & Minerals
Rio Tinto Coal Australia	(j)	989	2,829	2,634	893	1,223	893	591	716	382
Iron Ore Company of Canada	58.7	1,583	1,867	1,324	586	770	335	166	235	64
Rio Tinto Iron & Titanium	(k)	1,782	1,763	1,419	510	546	370	174	201	86
Rio Tinto Borates	100.0	622	630	620	197	244	213	111	126	117
Dampier Salt	68.4	246	215	259	56	27	74	18	3	25
Uranium	(l)	415	417	456	18	15	54	(4)	(26)	10
Product group operations		5,637	7,721	6,712	2,260	2,825	1,939	1,056	1,255	684
Simandou iron ore project	(m)	-	-	-	(15)	(13)	(102)	(7)	(6)	(47)
Evaluation projects/other		60	43	22	(52)	(9)	(31)	(37)	(7)	(25)
Total Energy & Minerals		5,697	7,764	6,734	2,193	2,803	1,806	1,012	1,242	612

Other operations	(n)	9	10	8	(70)	(116)	(95)	(102)	(138)	(88)

Inter-segment transactions		(15)	(15)	(11)	-	-	-	-	-	-

Product group total		42,835	41,857	35,318	19,319	19,534	14,096	9,825	9,642	6,064

Central pension costs, share-based payments and insurance					(128)	(68)	(34)	(90)	(48)	(24)
Restructuring, project and one-off costs					(272)	(177)	(13)	(190)	(124)	(9)
Central costs					(552)	(491)	(364)	(410)	(311)	(208)
Exploration and evaluation					(231)	(218)	(175)	(193)	(178)	(147)
Net interest								(134)	(354)	(576)
Underlying EBITDA/earnings					18,136	18,580	13,510	8,808	8,627	5,100
Items excluded from underlying EBITDA/earnings		-	10	18	5,127	1,912	(687)	4,830	135	(483)
EBITDA/net earnings					23,263	20,492	12,823	13,638	8,762	4,617
Reconciliation to Group income statement
Share of equity accounted unit sales and
intra-subsidiary/equity accounted unit sales		(2,313)	(1,837)	(1,555)
Depreciation and amortisation in subsidiaries
excluding capitalised depreciation					(3,909)	(4,302)	(4,691)
Impairment charges					(132)	(796)	(249)
Depreciation and amortisation in equity accounted units					(650)	(648)	(526)
Taxation and finance items in equity accounted units					(372)	(272)	(241)
Consolidated sales revenue/profit on
ordinary activities before finance items and taxation		40,522	40,030	33,781	18,200	14,474	7,116

					Depreciation and
		Capital expenditure (o)			amortisation			Operating assets (p)			Employees
		for the year ended 31 December			for the year ended 31 December			as at			for the year ended 31 December
	Rio Tinto
	interest	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
	%	US$m	US$m	US$m	US$m	US$m	US$m	US$m	US$m	US$m	Number	Number	Number
Iron Ore
Pilbara	(d)	1,288	1,201	868	1,682	1,645	1,645	14,486	16,535	16,357	10,422	10,159	10,424
Evaluation projects/other		-	-	-	-	-	-	2	2	2	-	-	-
Total Iron Ore		1,288	1,201	868	1,682	1,645	1,645	14,488	16,537	16,359	10,422	10,159	10,424

Aluminium	(e)
Bauxite		953	825	343	165	123	110	2,494	1,897	1,278	2,676	2,534	2,592
Alumina		218	108	87	194	209	206	2,721	2,733	2,588	2,009	2,012	2,139
Intrasegment		-	-		-	-		(20)	(18)	-	-	-	-
Bauxite & Alumina		1,171	933	430	359	332	316	5,195	4,612	3,866	4,685	4,546	4,731
Primary Metal		595	389	394	615	665	716	9,306	9,946	10,701	6,497	6,404	6,799
Pacific Aluminium		115	109	91	149	196	193	1,156	1,016	1,044	2,278	2,173	2,276
Inter-segment and other		-	5	1	(1)	6	25	789	772	171	180	222	231
Integrated operations		1,881	1,436	916	1,122	1,199	1,250	16,446	16,346	15,782	13,640	13,345	14,037
Other product group items	(f)	(508)	-	-	-	-	-	-	-	-	-	-	-
Total Aluminium		1,373	1,436	916	1,122	1,199	1,250	16,446	16,346	15,782	13,640	13,345	14,037

Copper & Diamonds
Rio Tinto Kennecott	100.0	318	249	333	427	422	530	1,864	1,936	2,189	1,993	1,734	1,638
Escondida	30.0	302	248	517	518	507	364	3,057	3,369	3,565	1,087	1,079	1,230
Grasberg joint venture	(g)	171	138	174	30	42	89	-	1,137	1,151	1,615	1,642	2,859
Oyu Tolgoi and Turquoise Hill	(h)	1,284	901	322	219	344	450	6,072	4,725	3,804	2,863	2,835	2,728
Diamonds	(i)	64	85	97	118	132	164	267	441	655	967	922	907
Product group operations		2,139	1,621	1,443	1,312	1,447	1,597	11,260	11,608	11,364	8,525	8,212	9,362
Evaluation projects/other		11	1	(2)	5	5	4	129	135	166	146	142	127
Total Copper & Diamonds		2,150	1,622	1,441	1,317	1,452	1,601	11,389	11,743	11,530	8,671	8,354	9,489

Energy & Minerals
Rio Tinto Coal Australia	(j)/(q)	32	84	(107)	34	152	297	(837)	1,040	1,807	1,005	1,924	3,049
Iron Ore Company of Canada	58.7	189	202	75	154	157	151	975	988	1,018	2,397	2,382	2,308
Rio Tinto Iron & Titanium	(k)	169	119	97	201	219	189	3,390	3,881	3,662	4,058	4,048	4,094
Rio Tinto Borates	100.0	44	28	31	62	65	53	518	523	508	980	936	984
Dampier Salt	68.4	14	13	11	20	22	23	165	150	146	239	232	317
Uranium	(l)	8	21	30	4	37	25	(406)	(327)	(143)	1,324	1,307	1,303
Product group operations		456	467	137	475	652	738	3,805	6,255	6,998	10,003	10,829	12,055
Simandou iron ore project	(m)	-	-	-	-	-	-	15	17	13	70	10	635
Evaluation projects/other		-	-	4	-	-	1	41	41	38	33	25	763
Total Energy & Minerals		456	467	141	475	652	739	3,861	6,313	7,049	10,106	10,864	13,453

Other operations	(n)	12	(35)	(11)	26	32	34	(442)	(328)	203	187	203	249

Product group total		5,279	4,691	3,355	4,622	4,980	5,269	45,742	50,611	50,923	43,026	42,925	47,652
Inter-segment transactions								129	206	142
Net assets/(liabilities) of disposal groups held for sale	(r)							440	370	(7)
Other items		65	70	(46)	43	42	51	(2,880)	(2,631)	(2,181)	4,432	3,882	3,377
Less: equity accounted units		(500)	(417)	(651)	(650)	(647)	(526)	-	-	-	-	-	-
Total		4,844	4,344	2,658	4,015	4,375	4,794	43,431	48,556	48,877	47,458	46,807	51,029
Add back: Proceeds from disposal of property, plant and equipment		586	138	354
Total capital expenditure per cash flow statement		5,430	4,482	3,012
Less: Net cash/(debt)								255	(3,845)	(9,587)
Less: EAU funded balances excluded from net debt								-	-	-
Equity attributable to owners of Rio Tinto								43,686	44,711	39,290

Notes to financial information
by business unit

Business units are classified according to the Group’s management structure.

a)

Gross sales revenue includes the sales revenue of equity accounted units on a proportionately consolidated basis (after adjusting for sales to subsidiaries) in addition to consolidated sales. Consolidated sales revenue includes subsidiary sales to equity accounted units which are not included in gross sales revenue.

b)

EBITDA of subsidiaries and the Group's share of EBITDA relating to equity accounted units represents profit before: tax, net finance items, depreciation and amortisation charged to the income statement in the period. Underlying EBITDA excludes the EBITDA impact of the same items that are excluded from underlying earnings.

c)

Represents profit after tax for the period attributable to the owners of the Rio Tinto Group. Business unit earnings are stated before finance items but after the amortisation of discount related to provisions. Earnings attributed to business units do not include amounts that are excluded in arriving at underlying earnings.

d)

Pilbara represents the Group’s 100% holding in Hamersley, 50% holding of Hope Downs Joint Venture and 65% holding of Robe River Iron Associates. The Group’s net beneficial interest in Robe River Iron Associates is 53%, as 30% is held through a 60% owned subsidiary and 35% is held through a 100% owned subsidiary.

e)

Presented on an integrated operations basis, splitting activities between Bauxite & Alumina, Primary Metal, Pacific Aluminium and Other integrated operations (which reflect the results of the integrated production of aluminium) and other product group items which relate to other commercial activities.

f)

Aluminium capital expenditure is reported net of US$508 million proceeds received on the sale of surplus land at Kitimat. These proceeds are not included in Aluminium’s free cash flow and the associated gain is excluded from business unit earnings and EBITDA.

g)

Through a joint venture agreement with Freeport-McMoRan Inc. (Freeport), we were entitled to 40% of material mined above an agreed threshold as a consequence of expansions and developments of the Grasberg facilities since 1998 (until 21 December 2018). On 28 September 2018, we entered into a binding agreement to sell our entire interest in the Grasberg mine to PT Indonesia Asahan Aluminium (Persero) (Inalum). The sale completed on 21 December 2018.

h)

Our interest in Oyu Tolgoi is held indirectly through our 50.8% investment in Turquoise Hill Resources Ltd (TRQ), where TRQ’s principal asset is its 66% investment in Oyu Tolgoi LLC, which owns the Oyu Tolgoi copper-gold mine.

i)	Includes our interests in Argyle (100%) and Diavik (60%).
j)

Includes our 82% interest in the Hail Creek coal mine (until 1 August 2018), our 80% interest in the Kestrel underground coal mine (until 1 August 2018) and interests in the Winchester South (until 1 June 2018) and Valeria development projects (until 1 August 2018).

On 1 June 2018, we sold our entire 75% interest in the Winchester South coal development project in Queensland, Australia, to Whitehaven Coal Limited for US$200 million.

On 1 August 2018, we sold our entire 82% interest in the Hail Creek coal mine and 71.2% interest in the Valeria coal development project in Queensland, Australia, to Glencore for US$1.7 billion.

On 1 August 2018, we sold our entire 80% interest in the Kestrel underground coal mine in Queensland, Australia, to a consortium comprising private equity manager EMR Capital (EMR) and PT Adaro Energy Tbk (Adaro), an Indonesian listed coal company, for US$2.25 billion.

On 1 September 2017, we sold our 100% shareholding in Coal & Allied Industries Limited to Yancoal Australia Limited for US$2.69 billion (before working capital adjustments).

Rio Tinto Coal Australia’s operating assets of US$(837) million at 31 December 2018 include provisions for onerous contracts in relation to rail infrastructure capacity and capital gains tax payable on the divestments announced in the year, partly offset by financial assets and receivables relating to contingent royalties and disposal proceeds.

k)	Includes our interests in Rio Tinto Fer et Titane (100%), QIT Madagascar Minerals (QMM, 80%) and Richards Bay Minerals (attributable interest of 74%).
l)

Includes our interests in Energy Resources of Australia (68.4%) and Rössing Uranium Limited (Rössing) (68.6%). On 26 November 2018, we entered into a binding agreement with China National Uranium Corporation Limited (CNUC) to sell our entire 68.6% interest in the Rössing mine in Namibia, subject to certain conditions.

m)

Simfer Jersey Limited, a company incorporated in Jersey in which the Group has a 53% interest, has an 85% interest in Simfer S.A., the company that manages the Simandou project in Guinea. The Group therefore has a 45.05% indirect interest in Simfer S.A. These entities are consolidated as subsidiaries and together referred to as the Simandou iron ore project.

n)	Other operations include our 100% interest in the curtailed Gove alumina refinery and Rio Tinto Marine.
o)

Capital expenditure is the net cash outflow on purchases less sales of property, plant and equipment, capitalised evaluation costs and purchases less sales of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations and equity accounted units.

p)

Operating assets of subsidiaries is comprised of net assets excluding post-retirement assets and liabilities, net of tax, and before deducting net debt. Operating assets are stated after the deduction of non-controlling interests – these are calculated by reference to the net assets of the relevant companies (ie inclusive of such companies’ debt and amounts due to or from Rio Tinto Group companies).

q)

Capital expenditure in 2016 for Rio Tinto Coal Australia includes net proceeds of US$192 million for the sale of our 100% interest in the Mount Pleasant thermal coal project to MACH Energy Australia Pty Ltd on 5 August 2016.

r)	Assets and liabilities held for sale at 31 December 2018 include our interest in Rössing Uranium Limited, the ISAL smelter, the Aluchemie anode plant, and the Alufluor aluminium fluoride plant.

Assets and liabilities held for sale at 31 December 2017 included our interest in the Dunkerque aluminium smelter and certain other separate assets.

Assets and liabilities held for sale at 31 December 2016 included our interests in the Blair Athol coal project and certain separate assets.